Note 8 - Income Taxes (Detail) - Income Tax Benefit (Provision) Reconciliation (USD $)	12 Months Ended
	Dec. 30, 2012	Dec. 25, 2011
Income tax provision (benefit) at federal statutory rate	$ 93,490	$ 783,735
State income tax provision	39,169	273,249
Permanent differences	84,140	17,913
Tax credits	(409,603)	(430,521)
Other	192,637	(58,290)
Income tax provision (benefit)	$ (167)	$ 586,086